Document and Entity Information - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2023
Entity Registrant Name	ICTS INTERNATIONAL N.V.
Entity Central Index Key	0001010134
Document Type	20-F
Document Period End Date	Dec. 31, 2025
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer	No
Is Entity's Reporting Status Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Voluntary Filers	No
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	37,433,333
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2025
Entity Interactive Data Current	Yes
Entity Incorporation, State or Country Code	P7
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity Address, Address Line One	Walaardt Sacr
Document Accounting Standard	U.S. GAAP
Document Registration Statement	false
Entity Address, Postal Zip Code	1117 BM
Entity Address, City or Town	Schiphol-Oost
Entity Address, Country	NL
Entity File Number	0-28542
Auditor Firm ID	686	339
Auditor Name	Forvis Mazars, LLP	Mazars USA LLP
Auditor Location	Jacksonville, FL	New York, NY
Document Financial Statement Error Correction [Flag]	false
Auditor Opinion [Text Block]
Opinion on the Consolidated Financial Statements

We have audited the accompanying consolidated balance sheets of ICTS International N.V. and subsidiaries (the “Company”) as of December 31, 2025 and 2024, the related consolidated statements of operations and comprehensive income (loss), shareholders’ deficit, and cash flows for each of the years in the two-year period ended December 31, 2025, and the related notes and schedule (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of the Company as of December 31, 2025 and 2024, and the results of its operations and its cash flows for each of the years in the two-year period ended December 31, 2025, in conformity with accounting principles generally accepted in the United States of America.

We also have audited the adjustments to the 2023 consolidated financial statements to retrospectively apply the Company’s adoption of ASU 2023‑07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures as presented in Note 18, the adoption of ASU 2023‑09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, as described in Note 2 and presented in Note 15, and the reclassification of cash flows as described in Note 2. In our opinion, such adjustments are appropriate and have been properly applied. We were not engaged to audit, review, or perform any procedures with respect to the Company’s 2023 consolidated financial statements other than those related to the adjustments described above, and, accordingly, we do not express an opinion or any other form of assurance on the 2023 consolidated financial statements taken as a whole.

Business Contact [Member]
Entity Address, Address Line One	Walaardt Sacr
Contact Personnel Name	Alon Raich
Entity Address, Postal Zip Code	1117 BM
Entity Address, City or Town	Schiphol-Oost
Entity Address, Country	NL
Local Phone Number	20-3471077
Contact Personnel Email Address	alon@ictsintl.com
City Area Code	31